Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 1,479	$ 1,600	$ 1,594
Restricted cash	54,945	45,858
Containers orders placed	$ 22,756